Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Revenue	¥ 755,671	¥ 682,587	¥ 670,091
Non-surgical aesthetic medical services
Revenue
Revenue	557,836	474,874	482,285
Surgical aesthetic medical services
Revenue
Revenue	125,369	143,057	132,628
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 72,466	¥ 64,656	¥ 55,178